Label	Element	Value
Cash	ifrs-full_Cash	€ 3,990,000,000
Cash	ifrs-full_Cash	4,600,000,000
Cash	ifrs-full_Cash	4,886,000,000
Cash	ifrs-full_Cash	5,209,000,000
Cash equivalents	ifrs-full_CashEquivalents	1,004,000,000
Cash equivalents	ifrs-full_CashEquivalents	1,202,000,000
Cash equivalents	ifrs-full_CashEquivalents	833,000,000
Cash equivalents	ifrs-full_CashEquivalents	806,000,000
Accounting Change Impact of Hyperinflation	tef_AccountingChangeImpactOfHyperinflation	0
Accounting Change Impact and Initial Impact of Hyperinflation	tef_AccountingChangeImpactandInitialImpactofHyperinflation	2,033,000,000
Reserve of exchange differences on translation [member]
Equity	ifrs-full_Equity	(20,157,000,000)
Equity	ifrs-full_Equity	(17,314,000,000)
Accounting Change Impact of Hyperinflation	tef_AccountingChangeImpactOfHyperinflation	(3,493,000,000)
Accounting Change Impact and Initial Impact of Hyperinflation	tef_AccountingChangeImpactandInitialImpactofHyperinflation	2,033,000,000
Treasury shares [member]
Equity	ifrs-full_Equity	(686,000,000)
Equity	ifrs-full_Equity	(688,000,000)
Statutory reserve [member]
Equity	ifrs-full_Equity	987,000,000
Equity	ifrs-full_Equity	1,038,000,000
Other equity interest [member]
Equity	ifrs-full_Equity	7,518,000,000
Equity	ifrs-full_Equity	7,496,000,000
Reserve of gains and losses from investments in equity instruments [member]
Equity	ifrs-full_Equity	37,000,000
Equity	ifrs-full_Equity	44,000,000
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Gross Adjustment on Initial Application of New Reporting	tef_GrossAdjustmentonInitialApplicationofNewReporting	(305,000,000)
Equity	ifrs-full_Equity	(369,000,000)
Equity	ifrs-full_Equity	(231,000,000)
Non-controlling interests [member]
Gross Adjustment on Initial Application of New Reporting	tef_GrossAdjustmentonInitialApplicationofNewReporting	5,000,000
Gross Adjustment on Initial Application of New Reporting	tef_GrossAdjustmentonInitialApplicationofNewReporting	66,000,000
Equity	ifrs-full_Equity	9,764,000,000
Equity	ifrs-full_Equity	9,038,000,000
Equity attributable to owners of parent [member]
Gross Adjustment on Initial Application of New Reporting	tef_GrossAdjustmentonInitialApplicationofNewReporting	512,000,000
Gross Adjustment on Initial Application of New Reporting	tef_GrossAdjustmentonInitialApplicationofNewReporting	11,000,000
Equity	ifrs-full_Equity	17,958,000,000
Equity	ifrs-full_Equity	19,465,000,000
Accounting Change Impact and Initial Impact of Hyperinflation	tef_AccountingChangeImpactandInitialImpactofHyperinflation	2,033,000,000
Reserve of cash flow hedges [member]
Equity	ifrs-full_Equity	384,000,000
Equity	ifrs-full_Equity	560,000,000
Share premium [member]
Equity	ifrs-full_Equity	4,538,000,000
Equity	ifrs-full_Equity	4,538,000,000
Retained earnings [member]
Gross Adjustment on Initial Application of New Reporting	tef_GrossAdjustmentonInitialApplicationofNewReporting	817,000,000
Gross Adjustment on Initial Application of New Reporting	tef_GrossAdjustmentonInitialApplicationofNewReporting	11,000,000
Equity	ifrs-full_Equity	20,302,000,000
Equity	ifrs-full_Equity	19,042,000,000
Accounting Change Impact of Hyperinflation	tef_AccountingChangeImpactOfHyperinflation	€ 3,493,000,000